Cover	12 Months Ended
May 31, 2025
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	New Horizon Aircraft Ltd.
Entity Central Index Key	0001930021